Financial and capital risk management (Details 5) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 16	$ (24)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(16)	107
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(16)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(277)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(538)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(16)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(47)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(81)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(16)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(41)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(65)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Long Term Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(41)	(28)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(41)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(76)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(112)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(41)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(45)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(50)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(41)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(46)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(51)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Tjlp Interest Rate Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(41)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Tjlp Interest Rate Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(44)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Tjlp Interest Rate Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(48)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Real Depreciation [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(57)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(112)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(167)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(57)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(63)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(70)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(57)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(65)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(74)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Ipca Index Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(57)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Ipca Index Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(61)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Ipca Index Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(65)
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	187	600
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	187
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(459)
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(1,104)
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	187
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	158
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	127
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	187
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	136
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	88
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Forward contract [member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(57)	$ 50
Forward contract [member] | Risk Brazilian Real Depreciation [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(57)
Forward contract [member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(436)
Forward contract [member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(814)
Forward contract [member] | Risk U S Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(57)
Forward contract [member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(57)
Forward contract [member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(57)
Forward contract [member] | Risk Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(57)
Forward contract [member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(57)
Forward contract [member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(57)
Forward contract [member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Forward contract [member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities